ORGANIZATION AND PRINCIPAL ACTIVITIES (Details) - item	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Leased and owned hotels
Organization and presentation activities
Number of hotels	699	671
Manachised hotels
Organization and presentation activities
Number of hotels	3,309	2,874
Franchised hotels
Organization and presentation activities
Number of hotels	222	201
Minimum
Organization and presentation activities
Term of franchise and management agreement	8 years
Minimum | Leased and owned hotels
Organization and presentation activities
Period of rental holiday	2 months
Fixed escalation in rent (as a percent)	3.00%
Period before rent escalations	3 years
Maximum
Organization and presentation activities
Term of franchise and management agreement	10 years
Maximum | Leased and owned hotels
Organization and presentation activities
Period of rental holiday	6 months
Fixed escalation in rent (as a percent)	5.00%
Period before rent escalations	5 years